PARENT COMPANY FINANCIAL INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,203	$ 1,021	$ 1,220	$ 928	$ 799	$ 1,071	$ 957	$ 726	$ 570	$ 2,241	$ 1,727	$ 3,968	$ 3,324	$ 1,854
Adjustments to reconcile net income to net cash used by operating activities
Net cash provided from operating activities										9,379	4,464	6,032	6,547	9,658
Cash flows from investing activities:
Purchase of available-for sale-securities										(58,755)	(63,384)	(103,245)	(103,040)	(140,374)
Maturity of available-for-sale securities										28,187	17,443	43,144	40,441	42,910
Net cash provided (used) in investing activities										(35,572)	5,003	(7,479)	(3,633)	4,600
Cash flows from financing activities:
Proceeds from issuance of subordinated note payable													2,500
Repayment of subordinated note payable												(2,500)
Dividends paid: Common Stock										(519)	(264)	(605)	(525)	(522)
Preferred Stock											(337)	(475)	(670)	(664)
Proceeds from issuance of common stock												13,792
Redemption of preferred stock												11,285
Redemption of stock warrants												(510)
Net cash provided from financing activities										31,772	2,591	3,663	(12,883)	(8,641)
Net increase in cash and cash equivalents										5,579	12,058	2,216	(9,969)	5,617
Cash and cash equivalents at beginning of period			28,550		16,492				26,461	18,708	16,492	16,492	26,461	20,844
Cash and cash equivalents at end of period	24,287	18,708		28,550		16,492				24,287	28,550	18,708	16,492	26,461
First Community Corporation
Cash flows from operating activities:
Net income												3,968	3,324	1,854
Adjustments to reconcile net income to net cash used by operating activities
Equity in undistributed earnings of subsidiary												(4,313)	(3,782)	(2,270)
Other-net												(90)	232	72
Net cash provided from operating activities												(435)	(226)	(344)
Cash flows from investing activities:
Purchase of available-for sale-securities												(417)
Maturity of available-for-sale securities													1,250
Other-net													(76)	(52)
Net cash provided (used) in investing activities												(417)	1,174	(52)
Cash flows from financing activities:
Proceeds from issuance of subordinated note payable													2,500
Repayment of subordinated note payable												(2,500)
Dividends paid: Common Stock												(605)	(525)	(522)
Preferred Stock												(475)	(670)	(664)
Proceeds from issuance of common stock												13,885	182	101
Redemption of preferred stock												(11,073)
Redemption of stock warrants												(510)
Net cash provided from financing activities												(1,278)	1,487	(1,085)
Net increase in cash and cash equivalents												(2,130)	2,435	(1,481)
Cash and cash equivalents at beginning of period					3,547				1,112		3,547	3,547	1,112	2,593
Cash and cash equivalents at end of period		$ 1,417				$ 3,547						$ 1,417	$ 3,547	$ 1,112